File No. 811-524



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]

         Pre-Effective Amendment No.                                 [   ]

         Post-Effective Amendment No. 105                            [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]

         Amendment No. 105                                           [ X ]

                        (Check appropriate box or boxes.)

                         THE DREYFUS/LAUREL FUNDS TRUST
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  c/o The Dreyfus Corporation
                  200 Park Avenue, New York, New York         10166
                  (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                                John E. Pelletier
                                    Secretary
                         The Dreyfus/Laurel Funds Trust
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

__X__  immediately upon filing pursuant to paragraph (b)
_____  on _____(date)____   pursuant to paragraph (b)
_____
_____  60 days after filing pursuant to paragraph (a)(i)
_____  on ____(date)____ pursuant to paragraph (a)(i)
_____  75 days after filing pursuant to paragraph (a)(ii)
_____  on ___(date)____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
   ----

         Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996 was filed on February 27, 1997.

                 DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
                  Class A, Class B, Class C and Class R Shares
                 Cross-Reference Sheet Pursuant to Rule 495(a)
            --------------------------------------------------------

Items in
Part A of                                      Prospectus
Form N-1A       Caption                        Caption
--------        -------                        ----------

   1            Cover Page                     Cover Page
                                               Expense Summary

   2            Synopsis                       Expense Summary

   3            Condensed Financial            Not applicable
                Information

   4            General Description of         Description of the
                Registrant                     Fund; General Information

   5            Management of the Fund         Management of the Fund

   5A           Management's Discussion        Performance Information
                of Fund's Performance

   6            Capital Stock and              Cover Page; Dividends, Other
                Other Securities               Distributions and Taxes;
                                               General Information

   7            Purchase of Securities         Expense Summary;
                Being Offered                  Alternative Purchase Methods;
                                               Shareholder Services; How to Buy
                                               Shares; Distribution Plans

   8            Redemption or                  How to Redeem Shares
                Repurchase

   9            Pending Legal                  Not Applicable
                Proceedings

Items in
Part B of                                 Statement of Additional
Form N-1A       Caption                   Information
---------       -------                   -----------------------

10.             Cover Page                Cover Page

11.             Table of Contents         Table of Contents

12.             General Information       Information About the
                and History               Fund

13.             Investment Objectives     Investment Objective and
                and Policies              Management Policies

14.             Management of the         Management of the Company
                Fund

15.             Control Persons and       Management of the Company
                Principal Holders of
                Securities

16.             Investment Advisory       Management Agreement;
                and Other Services        Distribution and Service Plans;
                                          Shareholder Services

17.             Brokerage Allocation      Portfolio Transactions
                and Other Practices

18.             Capital Stock and         See Prospectus - "Cover
                Other Securities          Page"; "How to Redeem
                                          Fund Shares"; "General
                                          Information"

19.             Purchase, Redemption      Purchase of Shares; Redemption
                and Pricing of            of Shares; Shareholder Services;
                Securities Being          Determination of Net
                Offered                   Asset Value

20.             Tax Status                Dividends, Other
                                          Distribution and Taxes

21.             Underwriters              Purchase of Shares; Distribution
                                          and Service Plans

22.             Calculation of            Performance Information
                Performance Data

23.             Financial Statements      Not applicable

                 DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
                  Class A, Class B, Class C and Class R Shares
           Cross-Reference Sheet Pursuant to Rule 495(a) (Continued)
            --------------------------------------------------------


Items in
Part C of
Form N-1A
---------

   24           Financial Statements and Exhibits        C-1

   25           Persons Controlled by or Under           C-2
                Common Control with Registrant

   26           Number of Holders of Securities          C-3

   27           Indemnification                          C-3

   28           Business and Other Connections of        C-3
                Investment Adviser

   29           Principal Underwriters                   C-7

   30           Location of Accounts and Records         C-9

   31           Management Services                      C-10

   32           Undertakings                             C-10

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

PROSPECTUS                                                         June 2, 1997

     Dreyfus Premier Limited Term High Income Fund (the "Fund") is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust, an open-end management investment company (the "Company"), known as a mutual fund. The Fund's investment objective is to provide high current income. Under normal market conditions, the Fund will invest in a portfolio of securities that has an effective average duration of 3.5 years or less and an effective average portfolio maturity of 4 years or less.

     THE FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING UP TO ALL OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. SEE "DESCRIPTION OF THE FUND--MANAGEMENT POLICIES" AND "INVESTMENT CONSIDERATIONS AND RISKS--HIGH YIELD-LOWER RATED SECURITIES."

     By this Prospectus, the Fund is offering four Classes of shares -- Class A, Class B, Class C and Class R -- which are described herein. See "Alternative Purchase Methods."

     The Fund provides free redemption checks with respect to Class A, which you can use in amounts of $500 or more for cash or to pay bills. You continue to earn income on the amount of the check until it clears. You can purchase or redeem all Classes of shares by telephone using the TELETRANSFER Privilege.

     The Dreyfus Corporation serves as the Fund's investment manager. The Dreyfus Corporation is referred to as "Dreyfus."
                       ___________________________________

     This Prospectus sets forth concisely information about the Fund that you should know before investing. It should be read carefully before you invest and retained for future reference.

     The Statement of Additional Information, dated June 2, 1997, which may be revised from time to time ("SAI"), provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Fund. For a free copy of the SAI, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611. When telephoning, ask for Operator 144.
                       ___________________________________

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE FEES TO WHICH THE FUND IS SUBJECT ARE SUMMARIZED IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS. THE FUND PAYS AN AFFILIATE OF MELLON BANK, N.A. ("MELLON BANK") TO BE ITS INVESTMENT MANAGER. MELLON BANK OR AN AFFILIATE MAY BE PAID FOR PERFORMING OTHER SERVICES FOR THE FUND, SUCH AS CUSTODIAN, TRANSFER AGENT OR FUND ACCOUNTANT SERVICES. THE FUND IS DISTRIBUTED BY PREMIER MUTUAL FUND SERVICES, INC. (THE "DISTRIBUTOR").

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------


Expense Summary..............................................................  3
Alternative Purchase Methods.................................................  4
Description of the Fund......................................................  5
Management of the Fund.......................................................  7
How to Buy Shares............................................................  8
Shareholders Services........................................................ 11
How to Redeem Shares......................................................... 14
Distribution Plans (Class A Plan and Class B and C Plans).................... 17
Dividends,  Other Distributions and Taxes.................................... 17
Performance Information...................................................... 19
General Information.......................................................... 19
Appendix..................................................................... 21


EXPENSE SUMMARY

                                                               CLASS A    CLASS B    CLASS C    CLASS R
SHAREHOLDER TRANSACTION EXPENSES

  Maximum Sales Load Imposed on Purchases
    (as a percentage of offering price)................         4.50%      None       None       None
  Maximum Deferred Sales Charge Imposed on Redemptions
     (as a percentage of the amount subject
      to charge) ......................................         None*      4.00%      1.00%      None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average daily net assets)
  Management Fees......................................         .70%        .70%       .70%       .70%
  12b-1                                                         .25%        .75%      1.00%       None
Fees...................................................         None       None       None        None
   Other                                                        .95%       1.45%      1.70%       .70%
Expenses(1)............................................
  Total Fund Operating Expenses........................

EXAMPLE
  You would pay the following
  expenses on a $1,000 investment,
  assuming (1) a 5% annual return and
 (2)  except where noted, redemption
  at the end of each time period:


                                                               CLASS A    CLASS B    CLASS C    CLASS R
                                                               -------    -------    -------    -------
1 YEAR                                                           $54      $55/15**   $27/$17**   $ 7
 ......................................................
3 YEARS                                                          $74      $76/$46**  $54         $22
 ......................................................

_______________________

* A contingent deferred sales charge of 1% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

**    Assuming no redemption of shares.

(1) Does not include fees and expenses of the non-interested Trustees. The investment adviser is contractually required to reduce its management fee in an amount equal to the Fund's allocable portion of such fees and expenses, which are estimated to be less than .01% of the Fund's net assets. (See "Management of the Fund.")
________________________________________________________________________________

         THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
________________________________________________________________________________

     The purpose of the foregoing table is to assist you in understanding the costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Other expenses are based on estimated amounts for the current fiscal year. The information in the foregoing table does not reflect any fee waivers or expense reimbursement arrangements that may be in effect. Long-term investors in Class A, Class B or Class C shares could pay more in 12b-1 fees than the economic equivalent of paying the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). Certain banks, securities dealers and brokers ("Selected Dealers") or other financial institutions (including Mellon Bank and its affiliates) (collectively, "Agents") may charge their clients direct fees for effecting transactions in Fund shares; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares" and "Distribution Plans (Class A Plan and Class B and C Plans)."


ALTERNATIVE PURCHASE METHODS

     The Fund offers you for methods of purchasing Fund shares. You may choose the Class of shares that best suits your needs, given the amount of your purchase, the length of time you expect to hold your shares and any other relevant circumstances. Each Fund share represents an identical pro rata interest in the Fund's investment portfolio.

     Class A shares are sold at net asset value per share plus a maximum initial sales charge of 4.50% of the public offering price imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. See "How to Buy Shares - Class A Shares." These shares are subject to an annual 12b-1 fee at the rate of .25 of 1% of the value of the average daily net assets of Class A. See "Distribution Plans Distribution Plan -- Class A Shares."

     Class B shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B shares are subject to a maximum 4% contingent deferred sales charge ("CDSC"), which is assessed only if you redeem Class B shares within the first six years of their purchase. See "How to Buy Shares - Class B Shares" and "How to Redeem Shares-- Contingent Deferred Sales Charge--Class B Shares." These shares also are subject to an annual distribution fee at the rate of .50 of 1% of the value of the average daily net assets of Class B. In addition, Class B shares are subject to an annual service fee at the rate of .25 of 1% of the value of the average daily net assets of Class B. See " Distribution Plans - Distribution Plan and Service Plans -- Class B and C Shares." The distribution and service fees paid by Class B will cause such Class to have a higher expense ratio and to pay lower dividends than Class A. Approximately six years after the date of purchase (or, in the case of Class B shares of the Fund acquired through exchange of Class B shares of another fund advised by Dreyfus, the date of purchase of the original Class B shares of the fund exchanged), Class B shares will automatically convert to Class A shares, based on the relative net asset values for shares of each such Class. The converted shares will no longer be subject to the service plan fee for Class B shares and will be subject to the lower distribution fee of Class A shares. (Such conversion is subject to suspension by the Board of Trustees if adverse tax consequences might result.) Class B shares that have been acquired through the reinvestment of dividends and other distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total
Class B shares not acquired through the reinvestment of dividends and distributions.

     Class C shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class C shares are subject to a 1% CDSC, which is assessed only if you redeem Class C shares within one year of their purchase. See "How to Redeem Shares -- Contingent Deferred Sales Charge -- Class C Shares." These shares also are subject to an annual distribution fee at the rate of .75 of 1%, and an annual service fee at the rate of .25 of 1%, of the value of the average daily net assets of Class C. See "Distribution Plans -- Distribution and Service Plans -- Class B and C Shares." The distribution and service fees paid by Class C will cause such Class to have a higher expense ratio and to pay lower dividends than Class A.

     Class R shares generally may not be purchased directly by individuals, although eligible institutions may purchase Class R shares for accounts maintained by individuals. Class R shares are sold at net asset value per share to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) ("Banks") acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received or hold shares of the Fund distributed to them by virtue of such an account or relationship. Class A, Class B and Class C shares are sold primarily to clients of Agents that have entered into Selling Agreements ("Agreements") with the Distributor.

     The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares may be more appropriate for investors who invest $1,000,000 or more in Fund shares, but will not be appropriate for investors who invest less than $50,000 in Fund shares.

DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide high current income. It cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved.

MANAGEMENT POLICIES

     Under normal market conditions, the Fund will invest at least 65% of the value of its net assets in bonds, debentures, notes and other debt instruments (collectively, "Fixed-Income Securities") rated below investment grade, or, if unrated, determined by Dreyfus to be of comparable quality. Fixed-Income Securities also include mortgage-related securities, asset-backed securities, zero coupon securities, municipal obligations, preferred stock, convertible debt obligations and convertible preferred stock. The issuers of Fixed-Income Securities may include domestic and foreign corporations, partnerships, trusts or similar entities, and governmental entities or their political subdivisions, agencies or instrumentalities. The Fund may invest in companies in, or governments of, developing countries. See "Investment Considerations and Risks -- Foreign Securities."

     Under normal market conditions, the Fund will invest in a portfolio of securities that has an effective average duration of 3.5 years or less and an effective average portfolio maturity of 4 years or less. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. The market price of a bond with a duration of four years would be expected to increase or decrease twice as much as the market price of a bond with a two-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the effective average duration of the Fund, Dreyfus will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. See "Appendix -- Certain Portfolio Securities -- Mortgage-Related Securities."

     Securities rated below investment grade are those rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") and BBB by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, L.P. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff"). These securities carry a high degree of risk and are considered speculative by the credit rating agencies. See "Investment Considerations and Risks -- High Yield-Lower Rated Securities" and "Appendix -- Certain Portfolio Securities -- High Yield-Lower Rated Securities" below for a discussion of certain risks, and "Appendix" in the SAI. The Fund may hold investment grade rated Fixed-Income Securities (or unrated securities of comparable quality) when the yield differential between below investment grade and investment grade securities narrows and the risk of loss may be reduced with only a relatively small reduction in yield. The Fund also may invest in investment grade rated Fixed-Income Securities when Dreyfus determines that a defensive investment position is appropriate in light of market or economic conditions.

     The Fund may invest in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements, as set forth under "Appendix -- Certain Portfolio Securities -- Money Market Instruments." Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in money market instruments. However, when Dreyfus determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest all of its assets in money market instruments.

     The Fund's annual portfolio turnover rate is not expected to exceed 200%. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses and the short-term gains realized from these transactions are taxable to shareholders as ordinary income. The Fund currently intends to engage in foreign currency transactions, options and futures transactions, swaps, lending portfolio securities and short-selling. For a discussion of the investment techniques and their related risks, see "Investment Considerations and Risks" and "Appendix -- Investment Techniques" below and "Investment Objectives and Management Policies -- Management Policies" in the SAI.

INVESTMENT CONSIDERATIONS AND RISKS

     GENERAL. The Fund's net asset value per share should be expected to fluctuate. The Fund's investment in high yield Fixed-Income Securities may cause the Fund's share price to be highly volatile at times. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. See "Investment Objective and Management Policies" in the SAl for a further discussion of certain risks.

     HIGH YIELD-LOWER RATED SECURITIES. The Fund generally will invest in Fixed-Income Securities rated below investment grade such as those rated Ba by Moody's and BB by S&P, Fitch and Duff or as low as the lowest rating assigned by Moody's, S&P, Fitch or Duff (commonly known as junk bonds). They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated Fixed-Income Securities. The retail secondary market for these securities also may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.

     Bond prices are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, below investment grade Fixed-Income Securities may be relatively less sensitive to interest rate changes than higher quality Fixed-Income Securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risks associated with below investment grade Fixed-Income Securities potentially can have greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity. See "Appendix -- Certain Portfolio Securities -- High Yield-Lower Rated Securities" and "Appendix" in the SAI.

     FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     FOREIGN CURRENCY TRANSACTIONS. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. See "Appendix -- Investment Techniques -- Foreign Currency Transactions."

     USE OF DERIVATIVES. The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives the Fund may use include domestic or foreign options and futures, forward currency contracts, mortgage-related securities, asset-backed securities and swaps. The Fund does not intend to invest in futures and options except for hedging purposes, which may include preserving a return or spread or locking in unrealized market value gains or losses. The Fund will not invest in mortgage-related or asset-backed securities in an amount exceeding, in the aggregate, 25% of its net assets. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, can decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. See "Appendix -- Investment Techniques -- Use of Derivatives" below and "Investment Objective and Management Policies -- Management Policies -- Derivatives" in the SAI.

     SIMULTANEOUS INVESTMENTS. Investment decisions for the Fund are made independently from those of the other investment companies advised by Dreyfus. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

     LIMITING INVESTMENT RISKS. The Fund is subject to a number of investment limitations. Certain limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The SAI describes all of the Fund's fundamental and non-fundamental restrictions. The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

MANAGEMENT OF THE FUND

     INVESTMENT MANAGER -- Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of April 30, 1997, Dreyfus managed or administered approximately $83 billion in assets for approximately 1.7 million investor accounts nationwide.

     As the Fund's investment manager, Dreyfus supervises and assists in the overall management of the Fund's affairs under an Investment Management
Agreement with the Company, subject to the overall authority of the Company's Board of Trustees in accordance with Massachusetts law. Pursuant to the Investment Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As the Fund's investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions.

     The Fund's primary portfolio manager is Roger King. He has held that position since the Fund's inception, and has been employed by Dreyfus since February, 1996. Prior thereto, Mr. King was a Vice President of High Yield Research and, most recently, Director of High Yield Research at Citibank Securities, Inc. The Fund's other portfolio managers are identified in the SAI. Dreyfus also provides research services for the Fund and for other funds advised by Dreyfus through a professional staff of portfolio managers and securities analysts.

     Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed more than $259 billion in assets as of March 31, 1997, including approximately $88 billion in mutual fund assets. As of March 31, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.061 trillion in assets, including approximately $58 billion in mutual fund assets.

     Under the Investment Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of .70 of 1% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing yield to investors.

     In addition, Class A, B and C shares are subject to certain Rule 12b-1 distribution and shareholder servicing fees. See "Distribution Plans (Class A Plan and Class B and C Plans)."

     Dreyfus may pay the Fund's distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Fund's distributor may use part or all of such payments to pay Agents in respect of these services.

     In allocating brokerage transactions for the Fund, Dreyfus seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, Dreyfus may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by Dreyfus as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. See "Portfolio Transactions" in the SAI.

     DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.

     TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). Mellon Bank, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's Custodian.

HOW TO BUY SHARES

     GENERAL - Class A shares, Class B shares and Class C shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.

     Class R shares are sold primarily to Banks acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who have received or hold shares of the Fund distributed to them by virtue of such an account or relationship. Class R shares may be purchased for a retirement plan only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such a plan.

     When purchasing Fund shares, you must specify which Class is being purchased. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees. You should consult your Agent in this regard.

     The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant is $750, with no minimum for subsequent purchases. Individuals who open an IRA also may open a non-working spousal IRA with a minimum initial investment of $250. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain qualified or non-qualified employee benefit plans or other programs, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local government ("Retirement Plans"). These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     You may purchase Fund shares by check or wire, or through the TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Premier Family of Funds," or if for retirement plan accounts, to "The Dreyfus Trust Company, Custodian." Payments which are mailed should be sent to Dreyfus Premier Limited Term High Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. Neither initial nor subsequent investments should be made by third party check.

     Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, together with the Fund's DDA #044350/Dreyfus Premier Limited Term High Income Fund and applicable Class, for purchase of Fund shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable, and must indicate the Class of shares being purchased. If your initial purchase of Fund shares is by wire, please call 1-800-554-4611 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.

     Fund shares also may be purchased through Dreyfus-AUTOMATIC Asset BuilderAE and the Government Direct Deposit Privilege described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number PRECEDED BY THE DIGITS "4550" for Class A shares, "4560" for Class B shares, "4570" for Class C shares, and "4580" for Class R shares.

     The Distributor may pay dealers a fee of up to .5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). The determination of the number of employees eligible for participation in a plan or program shall be made on the date Fund shares are first purchased by or on behalf of employees participating in such plan or program and on each subsequent January 1st. All present holdings of shares of funds in the Dreyfus Family of Funds by Eligible Benefit Plans will be aggregated to determine the fee payable with respect to each purchase of Fund shares. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").

     Fund shares are sold on a continuous basis. An investment portfolio's net asset value per share ("NAV") refers to the worth of one share. The NAV for shares of each Class of the Fund is computed by adding, with respect to such Class of shares, the value of the Fund's investments, cash, and other assets attributable to that Class, deducting liabilities of the Class and dividing the result by the number of shares of that Class outstanding. NAV for each Class of the Fund is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4 p.m., New York time), on each day the NYSE is open for business (a "business day"). For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. The Fund's investments are valued by an independent pricing service approved by the Company's Board and are valued at fair value as determined by the pricing service. The pricing service's procedures are reviewed under the general supervision of the Board. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value" in the SAI.

     If an order is received by the Transfer Agent by the close of trading on the floor of the NYSE on any business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on the next business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on a business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day.

     CLASS A SHARES -- The public offering price for Class A shares is the NAV of that Class plus a sales load as shown below:



                                               TOTAL SALES LOAD
                                         --------------------------------------------------------
                                                                                   DEALERS'
                                                                                   REALLOWANCE
                                         AS A % OF            AS A % OF
AMOUNT OF                                OFFERING PRICE       NET ASSET VALUE      AS A % OF
TRANSACTION                              PER SHARE            PER SHARE            OFFERING PRICE
----------------------------             ----------------     -------------------  ---------------

Less than $50,000...................          4.50                 4.70                  4.25
$50,000 to less than $100,000.......          4.00                 4.20                  3.75
$100,000 to less than $250,000......          3.00                 3.10                  2.75
$250,000 to less than $500,000......          2.50                 2.60                  2.25
$500,000 to less than $1,000,000....          2.00                 2.00                  1.75
$1,000,000 or more..................           -0-                  -0-                   -0-




     A CDSC of 1.00% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The terms contained in the section of the Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares" (other than the amount of the CDSC and time periods) and "How to Redeem Shares--Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

     Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to sales of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

     Class A shares will be offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.

     Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.

     Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     The dealer reallowance may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.

     CLASS B SHARES -- The public offering price for Class B shares is the NAV of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described under "How to Redeem Shares." The Distributor compensates certain Agents for selling Class B and Class C shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

     CLASS C SHARES -- The public offering price for Class C shares is the NAV of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."

     CLASS R SHARES - The public offering price for Class R shares is the NAV of that Class.

     RIGHT OF ACCUMULATION - CLASS A SHARES -- Reduced sales loads apply to any purchase of Class A shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares
(hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined in the SAI, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you have previously purchased and still hold Class A shares of the Fund, or of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of the Fund or an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4% of the offering price. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     TELETRANSFER PRIVILEGE -- You may purchase Fund shares (minimum $500 and maximum $150,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

     If you have selected the TELETRANSFER Privilege, you may request a TELETRANSFER purchase of shares by calling 1-800-554-4611 or, if you are calling from overseas, call 516-794-5452.

SHAREHOLDER SERVICES

     The services and privileges described under this heading may not be available to clients of certain Agents and some Agents may impose certain conditions on their clients which are different from those described in this Prospectus. You should consult your Agent in this regard.

FUND EXCHANGES

     Clients of certain Agents may purchase, in exchange for shares of a Class, shares of the same Class of certain other funds managed by Dreyfus, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives which may be of interest to you. You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan. To use this service, you should consult your Agent or call 1-800-554-4611 to determine if it is available and whether any conditions are imposed on its use. WITH RESPECT TO CLASS R SHARES HELD BY RETIREMENT PLANS, EXCHANGES MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND.

     To request an exchange, you or your Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-554-4611. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request, signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, by calling 1-800-554-4611. If you have established the Telephone Exchange Privilege, you may telephone exchange instructions (including over The Dreyfus TouchAE Automated Telephone System) by calling 1-800-554-4611. If you are calling from overseas, call 516-794-5452. See "How to Redeem Shares Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Check Redemption Privilege, TELETRANSFER Privilege and the dividend and distributions payment option (except for Dividend Sweep) selected by the investor.

     Shares will be exchanged at the next determined NAV; however, a sales load may be charged with respect to exchanges of Class A shares into funds sold with a sales load. No CDSC will be imposed on Class B or Class C shares at the time of an exchange; however, Class B or Class C shares acquired through an exchange will be subject on redemption to the higher CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired Class B or Class C shares will be calculated from the date of the initial purchase of the Class B or Class C shares exchanged. If you are exchanging Class A shares into a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange your Agent must notify the Distributor. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Shareholder Services" in the SAI. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with the rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to shareholders.

     The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize, or an exchange on behalf of a Retirement Plan which is not tax exempt may result in, a taxable gain or loss.

AUTO-EXCHANGE PRIVILEGE

     Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of the same Class of other funds in the Dreyfus Premier Family of Funds or certain other funds in the Dreyfus Family of Funds of which you are a shareholder. WITH RESPECT TO CLASS R SHARES HELD BY RETIREMENT PLANS, EXCHANGES PURSUANT TO THE AUTO-EXCHANGE PRIVILEGE MAY BE MADE ONLY BETWEEN A SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ONE FUND AND SUCH SHAREHOLDER'S RETIREMENT PLAN ACCOUNT IN ANOTHER FUND. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current NAV; however, a sales load may be charged with respect to exchanges of Class A shares into funds sold with a sales load. No CDSC will be imposed on Class B or Class C shares at the time of an exchange; however, Class B or Class C shares acquired through an exchange will be subject on redemption to the higher CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired Class B or Class C shares will be calculated from the date of the initial purchase of the Class B or Class C shares exchanged. See "Shareholder Services" in the SAI. The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Limited Term High Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain an Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

DREYFUS -AUTOMATIC ASSET BUILDERAE

     Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Limited Term High Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

GOVERNMENT DIRECT PRIVILEGE

     Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

DIVIDEND OPTIONS

     Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds or certain other funds in the Dreyfus Family of Funds of which you are a shareholder. Shares of the other fund will be purchased at the then-current NAV; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load. If you are investing in a fund that charges a CDSC, the shares purchased will be subject on redemption to the CDSC, if any, applicable to the purchased shares. See "Shareholder Services" in the SAI. Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     For more information concerning these privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these privileges by mailing written notification to Dreyfus Premier Limited Term High Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dividend Sweep.

AUTOMATIC WITHDRAWAL PLAN

     The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. An application for the Automatic
Withdrawal Plan can be obtained by calling 1-800-554-4611. The Automatic Withdrawal Plan may be ended at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Particular Retirement Plans, including Dreyfus sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

     No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

RETIREMENT PLANS

     The Fund offers a variety of pension and profit-sharing plans, including Keogh Plans, IRAs, SEP-IRAs and IRA "Rollover Accounts," 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-554-4611; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

LETTER OF INTENT -- CLASS A SHARES

     By signing a Letter of Intent form, which can be obtained by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

     The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

HOW TO REDEEM SHARES

     GENERAL

     You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined NAV as described below. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.

     The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a nominal fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

     The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK, BY THE TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC ASSET BUILDER AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, TELETRANSFER PURCHASE OR DREYFUS-AUTOMATIC ASSET BUILDER ORDER, WHICH MAY TAKE UP TO EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL NOT HONOR REDEMPTION CHECKS UNDER THE CHECK REDEMPTION PRIVILEGE, AND WILL REJECT REQUESTS TO REDEEM SHARES PURSUANT TO THE TELETRANSFER PRIVILEGE, FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK, THE TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC ASSET BUILDER ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

     The Fund reserves the right to redeem your account at its option upon not less than 30 days' written notice if your account's net asset value is $500 or less and remains so during the notice period.

     CONTINGENT DEFERRED SALES CHARGE

     CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.

     If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The  following  table  sets forth the rates of the CDSC for Class B shares:

Year Since                                                CDSC as a % of Amount
Purchase Payment                                          Invested or Redemption
Was Made                                                        Proceeds
----------------------                                    ----------------------

First...................................................         4.00
Second..................................................         4.00
Third...................................................         3.00
Fourth..................................................         3.00
Fifth...................................................         2.00
Sixth...................................................         1.00


     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge -- Class B Shares" above.

     WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and
(e) redemptions pursuant to the Automatic Withdrawal Plan, as described in the Fund's Prospectus. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure in the Prospectus will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     PROCEDURES -- You may redeem shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the Check Redemption Privilege with respect to Class A shares only, or the TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares for which certificates have been issued are not eligible for the Check Redemption or TELETRANSFER Privilege.

     Your redemption request may direct that the redemption proceeds be used to purchase shares of other funds advised or administered by Dreyfus that are not available through the Exchange Privilege. The applicable CDSC will be charged upon the redemption of Class B or Class C shares. Your redemption proceeds will be invested in shares of the other fund on the next business day. Before you make such a request, you must obtain and should review a copy of the current prospectus of the fund being purchased. Prospectuses may be obtained by calling 1-800-554-4611. The prospectus will contain information concerning minimum investment requirements and other conditions that may apply to your purchase.

     You may redeem shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TELETRANSFER redemption privilege or telephone exchange privilege (which is granted automatically unless you refuse it), you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus TouchAE Automated Telephone System) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.

     REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem shares by written request mailed to Dreyfus Premier Limited Term High Income Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents
Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please contact your Agent or call the telephone number listed on the cover of this Prospectus.

     Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.

     CHECK REDEMPTION PRIVILEGE -- CLASS A SHARES -- You may write Redemption Checks drawn on your Fund account. Redemption Checks may be made payable to the order of any person in the amount of $500 or more. Potential fluctuations in the NAV of Class A shares should be considered in determining the amount of the check. Redemption Checks should not be used to close your account. Redemption

Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Redemption Check upon your request or if the Transfer Agent cannot honor the Redemption Check due to insufficient funds or other valid reason. You should date your Redemption Checks with the current date when you write them. Please do not postdate your Redemption Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Redemption Checks which are dated within six months of presentment for payment, if they are otherwise in good order. This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions (see "Dividends, Other Distributions and Taxes"). Any Redemption Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

     TELETRANSFER PRIVILEGE -- You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account not more than $250,000 within any 30-day period.

     If you have selected the TELETRANSFER Privilege, you may request a TELETRANSFER redemption of shares by calling 1-800-645-6561 or, if you are calling from overseas, call 516-794-5452. Shares held under Keogh Plans, IRAs or other retirement plans, and shares issued in certificate form, are not eligible for this Privilege.

     REDEMPTION THROUGH A SELECTED DEALER -- If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by the dealer by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     REINVESTMENT PRIVILEGE -- Upon written request, you may reinvest up to the number of Class A or Class B shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising the Exchange Privilege. Upon reinvestment, with respect to Class B shares, or Class A shares if such shares were subject to a CDSC, the shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class A or Class B shares reinvested. The Reinvestment Privilege may be exercised only once.

DISTRIBUTION PLANS
(CLASS A PLAN AND CLASS B AND C PLANS)

     Class A shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"). Class B and C shares are subject to a Distribution Plan and a Service Plan, each adopted pursuant to Rule 12b-1. Potential investors should read this Prospectus in light of the terms governing Agreements with their Agents. An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one class of shares over another.

     DISTRIBUTION PLAN - CLASS A SHARES-- The Class A shares of the Fund bear some of the cost of selling those shares under the Distribution Plan (the "Plan"). The Plan allows the Fund to spend annually up to 0.25% of its average daily net assets attributable to Class A shares to compensate Dreyfus Service

Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Agreements with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.

     The Fund and the Distributor may suspend or reduce payments under the Plan at any time, and payments are subject to the continuation of the Fund's Plan and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may agree to voluntarily reduce the maximum fees payable under the Plan.
See the SAI for more details on the Plan.

     DISTRIBUTION AND SERVICE PLANS--CLASS B AND C SHARES-- Under a Distribution Plan adopted pursuant to Rule 12b-1, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .50 of 1% and .75 of 1% of the value of the average daily net assets of Class B and Class C, respectively. Under a Service Plan adopted pursuant to Rule
12b-1, the Fund pays Dreyfus Service Corporation or the Distributor for the provision of certain services to the holders of Class B and Class C shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class C. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and providing services related to the maintenance of such shareholder accounts. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B and C shares. The Distributor may pay one or more Agents in respect of distribution and other services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Distribution and Services Plans and the basis on which such payments are made. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. See the SAI for more details on the Distribution and Service Plans.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

     The Fund ordinarily declares dividends from its net investment income on each day the NYSE is open for business. Dividends usually are paid on the last business day of each month, and are automatically reinvested in additional shares of the same Class from which they were paid at NAV without a sales load or, at your option, paid in cash. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. You may choose whether to receive dividends and distributions in cash or to reinvest in additional shares of the same Class from which they were paid at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors. Shares begin accruing dividends on the day following the date of purchase. Dividends paid by each Class will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a particular Class will be borne exclusively by such Class. Class B and Class C shares will receive lower per share dividends than Class A shares because of the higher expenses borne by the relevant Class. See "Expense Summary."

     Under the Code, the Fund is treated as a separate entity. It is expected that the Fund will continue to qualify for treatment as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code.

     Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by the Fund will be taxable to U.S. shareholders as ordinary income whether received in cash or reinvested in additional shares. No dividend paid by the Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains of the Fund will be taxable to U.S. shareholders as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in Fund shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%. Dividends and distributions may be subject to state and local taxes.

     The exchange of shares of one fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

     Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

     The Code provides for the "carryover" of some or all of the sales load imposed on Class A shares if (1) an investor redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 91 days of purchase and (2) in the case of a redemption, acquires other Fund Class A shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In this case, the amount of the sales load charged the investor for the original Class A shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange, and instead is added to the basis of the Fund shares received pursuant to the Reinvestment Privilege or the exchange.

     Dividends and other distributions paid by the Fund to qualified Retirement Plans ordinarily will not be subject to taxation until the proceeds are distributed from the Retirement Plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified
Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59(OMEGA), generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a Retirement Plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70(OMEGA) is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a Retirement Plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified Retirement Plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified Retirement Plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.

     With respect to individual investors and certain non-qualified Retirement Plans, Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

     A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

     The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

     You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

PERFORMANCE INFORMATION

     For purposes of advertising, performance for each Class may be calculated on several bases, including current yield, average annual total return and/or total return. These total return figures reflect changes in the price of shares and assume that any income dividends and/or capital gains distributions made by the Fund during the measuring period were reinvested in shares of the same Class. Class A total return figures include the maximum initial sales charge and Class B and Class C total return figures include any applicable CDSC. These figures also take into account any applicable distribution and servicing fees. As a result, at any given time, the performance of Class B and C should be expected to be lower than that of Class A and the performance of Classes A, B and C should be expected to be lower than that of Class R. Performance for each Class will be calculated separately.

     Current yield refers to the annualized net investment income per share of a Class of the Fund over a 30-day period, expressed as a percentage of NAV (or maximum offering price in the case of Class A) at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result for the first six months, provides an "annualized" yield for an entire one-year period. Calculations of current yield may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund."

     Average annual total return is calculated pursuant to a standardized formula which assumes that an investment was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Fund has operated.

     Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the NAV (or maximum offering price for Class A) at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return may also be calculated using the NAV at the beginning of the period instead of the maximum offering price for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. Calculations based on NAV do not reflect the deduction of the applicable sales charge on Class A shares which, if reflected, would reduce the performance quoted.

     Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Moody's Bond Survey Bond Index, Bond Buyer's 20-Bond Index, Morningstar, Inc. and other industry publications.

GENERAL INFORMATION

     The Company was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 30, 1979 under the name The Boston Company Fund, changed its name effective April 4, 1994 to The Laurel Funds Trust, and then changed its name to The Dreyfus/Laurel Funds Trust on October 17, 1994. The Company is registered with the SEC as an open-end management investment company, commonly known as a mutual fund. The Fund's shares are classified into four Classes--Class A, Class B, Class C and Class R. The
Company's Declaration of Trust permits the Board of Trustees to create an unlimited number of investment portfolios (each a "fund") without shareholder approval. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment.

     Each share (regardless of Class) has one vote. All shares of all funds (and Classes thereof) vote together as a single class, except as to any matter for which a separate vote of any fund or Class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular funds or Classes, in which case only the shareholders of the affected fund or Class are entitled to vote, each as a separate class. Only holders of Class A, Class B or Class C shares, as the case may be, will be entitled to vote on matters submitted to shareholders pertaining to the Distribution and/or Service Plan relating to that Class.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Trustee from office and for any other purpose. Company shareholders may remove a Trustee by the affirmative vote of two-thirds of the Company's outstanding shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

     The Transfer Agent maintains a record of your ownership and sends you confirmations and statements of account. Shareholder inquiries may be made to your Agent or by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

APPENDIX

INVESTMENT TECHNIQUES

     In connection with its investment objective and policies, the Fund may engage in the following investment techniques, among others, to attempt to hedge various market risks or to enhance total return:

     FOREIGN CURRENCY TRANSACTIONS -- Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on the ability of Dreyfus to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     SHORT-SELLING -- In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

     The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns in order to hedge an unrealized gain on the security. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     LENDING PORTFOLIO SECURITIES -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

     LEVERAGE - The Fund may borrow money for certain purposes. In addition to borrowing for temporary or emergency purposes and in anticipation of share redemptions, the Fund may borrow to facilitate trades in its portfolio securities. This could occur, for example, when the Fund expects settlement on its purchase of a security will occur within a shorter time than settlement on its sale of a security. Borrowing exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed will be limited to 33-1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

     The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. Except for these transactions, the Fund's borrowings generally will be unsecured.

     FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS -- The Fund may purchase and sell various financial instruments, known as "Derivatives", including financial futures contracts (including interest rate, index and foreign currency futures contracts), options (including options on securities, indices, foreign currencies and futures contracts), forward currency contracts, mortgage-related securities, asset-backed securities, and interest rate, equity index and currency swaps, caps, collars and floors. The Derivatives the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivatives may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of the Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. The Fund intends to use futures contracts and options only for hedging purposes.

     Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance.

     The use of Derivatives involves special risks, including: (1) possible imperfect or no correlation between price movements of the portfolio investments (held or intended to be purchased) involved in the transaction and price movements of the Derivatives involved in the transaction; (2) possible lack of a liquid secondary market for any particular Derivative at a particular time; (3) the need for additional portfolio management skills and techniques; (4) losses due to unanticipated market price movements and changes in liquidity; (5) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in portfolio investments; (6) incorrect forecasts by Dreyfus concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective; (7) loss of premiums paid by the Fund on options it purchases; and (8) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of the Fund to close out or liquidate its positions.

     Although the Fund will not be a commodity pool, certain Derivatives subject the Fund to the rules of the Commodity Futures Trading Commission ("CFTC") which limit the extent to which the Fund can invest in such Derivatives. The Fund may invest in futures contracts and options with respect thereto or options on foreign currencies traded on an exchange regulated by the CFTC for bona fide hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

     The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e, sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. When required by the SEC, the Fund will set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in Derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price.

     The Fund's ability to use Derivatives may be limited by market conditions, regulatory limits and tax considerations. The Fund might not use any of these strategies and there can be no assurance that any strategy that is used will succeed. See the SAI for more information regarding Derivative Instruments and the risks relating thereto.

     New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objective and polices, and regulatory requirements applicable to investment companies.

     FORWARD COMMITMENTS -- The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.

     ILLIQUID  SECURITIES  -- The Fund may  invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-backed securities, securities involved in swap, cap, collar and floor transactions, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

CERTAIN PORTFOLIO SECURITIES

     HIGH YIELD-LOWER RATED SECURITIES -- Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated below these levels are regarded as having greater speculative elements. Such securities, though high yielding, are characterized by great risk. See "Appendix" in the SAI for a general description of securities ratings.

     These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, Dreyfus also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. The Fund's ability to achieve its investment objective may be more dependent on the credit analysis undertaken by Dreyfus than might be the case for a fund that invested in higher rated securities.

     The actual distribution of the Fund's corporate bond investments by ratings on any given date will vary.

     CONVERTIBLE SECURITIES -- Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     PARTICIPATION INTERESTS -- The Fund may invest in corporate obligations, denominated in U.S. dollars or foreign currencies, that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant. The Fund will not act as an Agent Bank, guarantor, sole negotiator or sole structuror with respect to securities that are the subject of a participation interest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 15% of the value of its net assets in participation interests maturing in more than seven days that do not have this demand feature, and in other securities that are illiquid.

     MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are a form of Derivative collateralized by pools of mortgages. The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

     As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

     The mortgage-related securities in which the Fund may invest also include multi-class pass-through certificates secured principally by mortgage loans on commercial properties. These mortgage-related securities are structured similarly to mortgage-related securities secured by pools of residential mortgages. Commercial lending, however, generally is viewed as exposing the lender to a greater risk of loss than one- to four-family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one- to four-family mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties.

     During periods of rapidly rising interest rates, prepayments of mortgage-backed securities may occur at slower than expected rates. Slower prepayments effectively may change a mortgage-backed security that was considered short- or intermediate-term at the time of purchase into a long-term security. The values of long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Were the prepayments on a Fund's mortgage-backed securities to decrease broadly, the Fund's effective average duration, and thus sensitivity to increase rate fluctuations, would increase. Therefore, depending on the circumstances, such an increase could result in an effective average duration of more than 3.5 years.

     ASSET-BACKED SECURITIES -- Asset-backed securities are a form of Derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

     SENIOR-SUBORDINATED SECURITIES -- Mortgage-related and asset-backed securities may be structured in multiple classes with one or more classes subordinate to other classes as to payments of cash flow from, principal of and/or interest on the underlying assets. In such a "senior/subordinated" structure, defaults on the underlying assets are borne first by the holders of the subordinated class or classes. The Fund may invest in such subordinated securities, which typically entail greater credit risk but provide higher yields.

     MUNICIPAL OBLIGATIONS -- Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Fund also may acquire call options on specific municipal obligations. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     ZERO COUPON SECURITIES -- The Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES -- The Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by Dreyfus to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     MONEY MARKET INSTRUMENTS -- The Fund may invest in the following types of money market instruments.

     U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund may enter into repurchase agreements with certain banks or non-bank dealers.

     BANK OBLIGATIONS. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Fund -- Investment Considerations and Risks -- Foreign Securities."

     Certificates  of  deposit  are  negotiable   certificates   evidencing  the
obligation of a bank to repay funds deposited with it for a specified period of time.

     Time  deposits  are  non-negotiable   deposits   maintained  in  a  banking
institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs, having maturities ranging from 2 to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch or Duff-1 by Duff, (b) issued by companies having an outstanding unsecured debt issue currently rated at least A3 by Moody's or A- by S&P, Fitch or Duff, or (c) if unrated, determined by Dreyfus to be of comparable quality to those rated obligations which may be purchased by the Fund.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                  DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
                  CLASS A, CLASS B, CLASS C AND CLASS R SHARES

                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                  JUNE 2, 1997




        This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Limited Term High Income Fund (the "Fund"), dated June 2, 1997, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust (the "Company"), an open-end management investment company, known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

               Call Toll Free 1-800-554-4611
               In New York City -- Call 1-718-895-1206
               Outside the U.S. and Canada -- Call 516-794-5452

        The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager.

        Premier  Mutual  Fund  Services,   Inc.  (the   "Distributor")   is  the
distributor of the Fund's shares.

                                TABLE OF CONTENTS
                                                                           PAGE

Investment Objective and Management Policies...........................   B-2
Management of the Company..............................................   B-16
Management Agreement...................................................   B-22
Purchase of Shares.....................................................   B-23
Distribution and Service Plans.........................................   B-24
Redemption of Shares...................................................   B-26
Shareholder Services...................................................   B-27
Determination of Net Asset Value.......................................   B-30
Dividends, Other Distributions and Taxes...............................   B-31
Portfolio Transactions.................................................   B-36
Performance Information................................................   B-36
Information About the Fund.............................................   B-36
Transfer and Dividend Disbursing Agent,
  Custodian, Counsel and Independent Auditors..........................   B-37
Financial Reports......................................................   B-39
Appendix...............................................................   B-41

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND" AND "APPENDIX."

PORTFOLIO SECURITIES
--------------------

        REPURCHASE AGREEMENTS. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.

        COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. These instruments include variable amount master demand notes, which are obligations that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Fund may invest in them only if at the time of an investment the borrower meets the criteria set forth in the Fund's Prospectus for other commercial paper issuers.

        The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Company's Board of Trustees, Dreyfus may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

        CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

        Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

        WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

        COMMON STOCK. From time to time, the Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. The Fund also may hold common stock received upon the conversion of convertible securities.

        ILLIQUID SECURITIES. When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Fund will endeavor, to the extent practicable, to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the

Securities Act of 1933, as amended, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Company's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Company's Board has directed Dreyfus to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

        PARTICIPATION INTERESTS. The Fund may invest in short-term corporate obligations denominated in U.S. and foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks or other institutions, one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. In such cases, the Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund would enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund may also be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

        MUNICIPAL OBLIGATIONS. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

        MORTGAGE-RELATED   SECURITIES.   The  Fund   may   invest   in   various
mortgage-related securities, as described in the Prospectus.

        Mortgage backed securities may represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to an investor. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are supported by various forms of credit, collateral, guarantees or insurance, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private issuers or poolers can meet their obligations under the policies. Mortgage backed securities issued by private issuers or poolers, whether or not such securities are subject to guarantees, may entail greater risk than securities directly or indirectly guaranteed by the U.S. Government.

        Certificates of the Government National Mortgage Association ("GNMA") represent ownership interests in a pool of mortgages issued by a mortgage banker or other mortgagee. Distributions on GNMA certificates include principal and interest components. GNMA, a corporate instrumentality of the U.S. Department of Housing and Urban Development ("HUD"), guarantees timely payment of principal and interest on GNMA certificates; this guarantee is deemed a general obligation of the United States, backed by its full faith and credit.

        Each of the mortgages in a pool supporting a GNMA certificate is insured by the Federal Housing Administration or the Farmers Home Administration, or is insured or guaranteed by the Veterans Administration. The mortgages have maximum maturities of 40 years. Government statistics indicate, however, that the average life of the underlying mortgages is shorter, due to scheduled amortization and unscheduled prepayments (attributable to voluntary prepayments or foreclosures). GNMA has introduced a pass-through security backed by adjustable-rate mortgages. The securities will bear interest at a rate which will be adjusted annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed-rate mortgages.

        The Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are Government sponsored corporations owned by private stockholders. Each is subject to general regulation by an office within HUD. FNMA and FHLMC purchase residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA and FHLMC are guaranteed by FNMA or FHLMC as to payment of principal and interest.

        Interests in pools of mortgage backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid. Additional payments are caused by repayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage backed securities are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

        Collateralized Mortgage Obligations ("CMOs") are generally issued as a series of different classes. Interest and principal payments on the mortgages underlying any series will first be applied to meet the interest payment requirements of each class in the series other than any class in respect of which interest accrues but is not paid or any principal only class. Then, principal payments on the underlying mortgages are generally applied to pay the principal amount of the class that has the earliest maturity date. Once that class is retired, the principal payments on the underlying mortgages are applied to the class with the next earliest maturity date. This is repeated until all classes are paid. Therefore, while each class of CMOs remains subject to prepayment as the underlying mortgages prepay, structuring several classes of CMOs in the stream of principal payments allows one to more closely estimate the period of time when any one class is likely to be repaid.

        Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create mortgage backed securities in which the Fund can invest. Pools created by such non-governmental issuers generally offer a higher rate of interest than Government and Government-related pools because there are no direct or indirect U.S. Government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. The insurance and guarantees are issued by U.S. Government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies.

        The Fund expects that U.S. Government or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payment may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, the Fund will, consistent with its investment objective and policies, consider making investments in such new types of securities.

        OTHER ASSET-BACKED SECURITIES. The Fund may also invest in non-mortgage Asset-Backed Securities. The purchase of non-mortgage Asset-Backed Securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset-Backed Securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset-Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset-Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset-Backed Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset-Backed Securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset-Backed Securities, credit card receivables are unsecured obligations of the card holder.

        The development of non-mortgage backed securities is at an early stage compared to mortgage backed securities. While the market for Asset-Backed Securities is becoming increasingly liquid, the market for mortgage backed securities issued by certain private organizations and non-mortgage backed securities is not as well developed.

MANAGEMENT POLICIES

     PORTFOLIO MATURITY. Under normal market conditions, the effective average portfolio maturity of the Fund is expected to be four years or less. For purposes of calculating effective average portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate effective average portfolio maturity when Dreyfus reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. Dreyfus may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

        LEVERAGE. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

        SHORT-SELLING. Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing permissible liquid assets, at a level such that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

        LENDING PORTFOLIO SECURITIES. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned. The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time;
(4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

        DERIVATIVES. The Fund may invest in certain Derivatives (as defined in the Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

        Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

        FUTURES TRANSACTIONS. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International
Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

        Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

        Successful use of futures by the Fund also depends on the ability of Dreyfus to predict correctly movements in the direction of the relevant market and to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

        Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the value of the underlying futures position exposure. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

        The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. The Fund may also purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

        INTEREST RATE SWAPS. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Dreyfus is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if Dreyfus is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

        CREDIT DERIVATIVES. The Fund may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Dreyfus is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if Dreyfus is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

        OPTIONS--IN GENERAL. The Fund may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

        A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

        There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

        The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires. The Fund also may purchase cash-settled options on equity index swaps and interest rate swaps, respectively, in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

        Successful use by the Fund of options will be subject to the ability of Dreyfus to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies, or interest rates. To the extent such predictions are incorrect, the Fund may incur losses.

        FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or SAI.

        FORWARD COMMITMENTS. The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivables on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.

        Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

INVESTMENT CONSIDERATIONS AND RISKS

        LOWER RATED SECURITIES. The Fund is permitted to invest in securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff" and with Moody's, S&P and Fitch, the "Rating Agencies"). The Fund is permitted to invest in securities assigned ratings as low as the lowest ratings assigned by the Rating Agencies. Such securities, though higher yielding, are characterized by risk. See "Description of the Fund--Investment Considerations and Risks--High Yield-Lower Rated Securities" in the Fund's Prospectus for a discussion of certain risks and the "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the judgment, analysis and experience of Dreyfus in evaluating the creditworthiness of an issuer.

        Investors should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

        Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

        Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

        These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

        The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and Dreyfus will review carefully the credit and other characteristics pertinent to such new issues.

        MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Board will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS
-----------------------

        FUNDAMENTAL. The Fund has adopted the following restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. The Fund may not:

        1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

        2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contacts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

        3. Purchase with respect to 75% of the Fund's total assets securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

        4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

        5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

        6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

        7. Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

        The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

        NON-FUNDAMENTAL. The Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

        1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Trustees, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

        2. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

        3. The Fund will not purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.

        4. The Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this SAI.

        If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

                            MANAGEMENT OF THE COMPANY

                        FEDERAL LAW AFFECTING MELLON BANK

        The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank, N.A. ("Mellon Bank") in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with statutory and regulatory obligations.

        Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.

                      TRUSTEES AND OFFICERS OF THE COMPANY

        The Company has a Board composed of eleven Trustees which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The following lists the Trustees and officers and their positions with the Company and their present and principal occupations during the past five years. Each Trustee who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Trustees also serves as a Trustee of The Dreyfus/Laurel Tax-Free Municipal Funds and as a Director of The Dreyfus/Laurel Funds, Inc. (collectively, with the Company, the "Dreyfus/Laurel Funds").

o+RUTH MARIE  ADAMS.  Trustee of the  Company;  Professor  of  English  and Vice
     President Emeritus, Dartmouth College; Senator, United Chapters of Phi Beta Kappa; Trustee, Woods Hole Oceanographic Institution; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 81 years old. Address: 1026 Kendal Lyme Road, Hanover, New Hampshire 03755.

o+FRANCIS P. BRENNAN. Chairman of the Board of Trustees and Assistant Treasurer of the Company; Director and Chairman, Massachusetts Business Development Corp.; and from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 79 years old. Address: Massachusetts Business Development Corp., 50 Milk Street, Boston, Massachusetts 02109.

o+JOSEPH S. DIMARTINO, Trustee of the Company since February 1995. Since January
      1995, Mr. DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio and Bank Portfolio. He is also Chairman of the Board of Noel Group, Inc., a venture capital company, and a director of the Muscular Dystrophy Association, Health Plan Services Corporation, Carlyle Industries, Inc. (formerly Belding Heminway, Inc.), a button packager and distributor, Curtis Industries, Inc., Simmons Outdoor Corporation and Staffing Resources, Inc. Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. For more than five years prior to January 1995, he was President and a director of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation. Age: 53 years old. Address: 200 Park Avenue, New York, New York 10166.

o+JAMES M. FITZGIBBONS. Trustee of the Company; Chairman, Howes Leather Company,
     Inc.; Director, Fiduciary Trust Company; Chairman, CEO and Director, Fieldcrest-Cannon Inc.; Director, Lumber Mutual Insurance Company; Director, Barrett Resources, Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 61 years old. Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J. TOMLINSON FORT. Trustee of the Company; Partner, Reed, Smith, Shaw & McClay
     (law firm). From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 68 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR L.  GOESCHEL.  Trustee  of the  Company;  Chairman  of  the  Board  and
     Director, Rexene Corporation; Director, Calgon Carbon Corporation; Director, Cerex Corporation; Director, National Picture Frame Corporation; Chairman of the Board and Director, Tetra Corporation 1991-1993; Director, Medalist Corporation 1992-1993. From , November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 74 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A.  HIMMEL.  Trustee  of the  Company;  Former  Director,  The  Boston
     Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 49 years old. Address: Himmel and Company, Inc., 399 Boylston Street, 11th Floor, Massachusetts 02116.

o*ARCH S. JEFFERY. Trustee of the Company;  Financial Consultant.  From November
     1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 78 years old. Address: 1817 Foxcroft Lane, Unit 306, Allison Park, Pennsylvania 15101.

o+STEPHEN J. LOCKWOOD. Trustee of the Company; President and CEO, LDG Management
     Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. -
     Institutional Investment Portfolio. Age: 48 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Trustee of the Company;  Dean Emeritus and Professor of Law,
     Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; from November 1975 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 64 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON. Trustee of the Company;  Principal,  Watson Ventures,  Inc.,
     Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio; Director, Massachusetts Electric Company; Director, the Hymans Foundation, Inc., prior to February, 1993; Real Estate Development Project Manager and Vice President, The Gunwyn Company. Age: 46 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.

#MARIE E. CONNOLLY.  President and Treasurer of the Company,  The Dreyfus/Laurel
     Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (since September 1994); Vice President of the Company, The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (March 1994 to September
     1994); President, Funds Distributor, Inc. (since 1992); Treasurer, Funds Distributor, Inc. (July 1993 to April 1994); COO, Funds Distributor, Inc. (since April 1994); Director, Funds Distributor, Inc. (since July 1992); President, COO and Director, Premier Mutual Fund Services, Inc. (since April 1994); Senior Vice President and Director of Financial Administration, The Boston Company Advisors, Inc. (December 1988 to May
     1993). Age: 37 years old. Address: 60 State Street, Boston, Massachusetts 02109.

#DOUGLAS C. CONROY. Vice President and Assistant  Secretary of the Company,  The
     Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (since July 1996). Supervisor of Treasury Services and Administration of Funds Distributor, Inc. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a fund accountant at TBC. Prior to December 1991, Mr. Conroy attended Merrimack College where he received a bachelors degree in Business Administration. Age: 27 years old.
     Address: 60 State Street, Boston, Massachusetts 02109.

#RICHARD W. INGRAM, Vice President and Assistant  Secretary of the Company,  The
     Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (since July 1996). Senior Vice President and Director of Client Services and Treasury Operations of Funds Distributor, Inc. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of TBC. Age:
     40 year old. Address: 60 State Street, Boston, Massachusetts 02109.

#MARK A. KARPE, Vice  President  and  Assistant  Secretary of the  Company,  The
     Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (since October 1996). Senior Paralegal of Premier Mutual Fund Services, Inc. From August 1993 to May 1996, Mr. Karpe attended Hofstra University School of Law. Prior to August 1993, Mr. Karpe was employed as a Associate Examiner at the National Association of Securities Dealers, Inc. Age: 27 years old. Address: 200 Park Avenue, New York, New York 10166.

#ELIZABETH KEELEY,  Vice President and Assistant  Secretary of the Company,  The
     Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (since January 1996); Counsel to Premier Mutual Fund Services, Inc. Prior to September 1995, Ms. Keeley was enrolled at the Fordham University School of Law and received her J.D. in May 1995. Prior to September 1992, Ms. Keely was an Assistant at the National Association for Public Interest Law.
     Age: 27 years old. Address: 200 Park Avenue, New York, New York 10166.

#MARY A. NELSON,  Vice  President  and Assistant  Treasurer of the Company,  The
     Dreyfus/Laurel Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (since July 1996). Vice President and Manager of Treasury Services and Administration of Funds Distributor, Inc. From September 1989 to July 1994, Ms. Nelson was an Assistant Vice President and Client Manager of TBC. Age:
     32 years old. Address: 60 State Street, Boston, Massachusetts 02109.

#JOHN E. PELLETIER.  Vice   President   and   Secretary  of  the   Company,  The
     Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds, Inc. (since September 1994); Senior Vice President, General Counsel and
     Secretary,  Funds  Distributor,   Inc.  (since  April  1994);  Senior  Vice
     President, General Counsel and Secretary, Premier Mutual Fund Services, Inc. (since August 1994); Counsel, The Boston Company Advisors, Inc. (February 1992 to March 1994); Associate, Ropes & Gray (August 1990 to February 1992). Age: 32 years old. Address: 60 State Street, Boston, Massachusetts 02109.

#MICHAEL S.  PETRUCELLI.  Vice  President  and  Treasurer  of the  Company,  The
     Dreyfus/Laurel Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (since January 1997); Director of Strategic Client Initiatives for Premier Mutual Fund Services, Inc. From December 1989 through November 1996, he was employed with GE Investment Services where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Age: 35 years old. Address: 200 Park Avenue, New York, New York 10166.

#JOSEPH F. TOWER,  III. Vice  President and Assistant  Treasurer of the Company,
     The Dreyfus/Laurel Funds, Inc. and The Dreyfus/Laurel Tax-Free Municipal Funds (since January 1996); Senior Vice President, Treasurer and Chief Financial Officer of Premier Mutual Fund Services, Inc. From July 1988 to August 1994, Mr. Tower was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. Age: 34 years old.
     Address: 60 State Street, Boston, Massachusetts 02109.

--------------------------------
*    "Interested person" of the Company, as defined in the 1940 Act.
o    Member of the Audit Committee.
+    Member of the Nominating Committee.
# Officer also serves as an officer for other investment companies advised by Dreyfus.


        The officer and Trustees of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of May 31,1997.

        No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Trustee of the Company. In addition, no officer or employee of Dreyfus (or of any parent, subsidiary or affiliate thereof) serves as an officer or Trustee of the Company. The Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Directors/Trustees of the Dreyfus/Laurel Funds). In addition, the Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimburse each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses.

        For the fiscal year ended December 31, 1996, the aggregate amount of fees and expenses received by each current Trustee of the Company and all other Funds in the Dreyfus Family of Funds for which such person is a Board member were as follows:

                                                          Total Compensation
                                                          From the Company
                              Aggregate                   and Fund Complex
Name of Board                 Compensation                Paid to Board
Member                        From Company#               Member****
-------------                 -------------               ------------------

Ruth Marie Adams               $10,833.33                   $ 31,500

Francis P. Brennan*             19,098                        70,000

James M. Fitzgibbons            10,833.33                     31,500

Joseph S. DiMartino**           none                         517,075***

J. Tomlinson Fort**             none                         none

Arthur L. Goeschel              11,500                        32,500

Kenneth A. Himmel               10,250                        30,750

Arch S. Jeffery**               none                          none

Stephen J. Lockwood             11,500                        31,500

John J. Sciullo                 11,500                        32,500

Roslyn M. Watson                11,166.67                     32,500


# Amounts required to be paid by the Company directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Trustees. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $16,473.54 for the Company.
* Compensation of Francis P. Brennan includes $25,000 paid by the Dreyfus/Laurel Funds to be the Chairman of the Board. Effective May 1, 1996, the retainer was reduced from $75,000 to $25,000 annually.
** For the fiscal year ended December 31, 1996, Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery were paid directly by Dreyfus for serving as Board members of the Company and the funds in the Dreyfus/Laurel Funds. For the fiscal year ended December 31, 1996, the aggregate amount of fees and expenses received by Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery from Dreyfus for serving as a Board member of the Company were $11,500, $11,500 and $11,500, respectively, and for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) were $32,500, $32,500 and $32,500, respectively. In addition, Dreyfus reimbursed Messrs. DiMartino, Fort and Jeffery a total of $4,895.49 for expenses attributable to the Company's Board meetings which is not included in the $16,473.54 amount noted above.
*** Amount paid to Joseph S. DiMartino from the funds in the Fund Complex for the fiscal year ended December 31, 1996.
**** The Dreyfus Family of Funds consists of 152 mutual funds.

                              MANAGEMENT AGREEMENT

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND."

        MANAGEMENT AGREEMENT. Dreyfus serves as investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994, transferred to Dreyfus as of October 17, 1994 ("Management Agreement"). Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus manages the Fund by making investment decisions based on the Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Trustees.

        The Management Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Company and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Company may terminate the Management Agreement, without prior notice to Dreyfus, upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Systems; William V. Healey, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt and Frank V. Cahouet, directors.

     The Fund's portfolio managers are Roger King and Kevin McGintock.

                               PURCHASE OF SHARES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."

        THE DISTRIBUTOR. The Distributor serves as the Fund's distributor pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Premier Family of Funds and for certain other investment companies.

        SALES LOADS -- CLASS A. The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

        Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the initial offering price of $12.50:

        Net Asset Value per share                       $12.50

        Per Share Sales Charge - 4.5% of offering price
          (4.7% of net asset value per share)           $ 0.59

        Per Share Offering Price to Public              $13.09

        TELETRANSFER PRIVILEGE. TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent") and the New York Stock Exchange ("NYSE") are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order.

        REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

        IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

        The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.

                         DISTRIBUTION AND SERVICE PLANS

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTION PLAN (CLASS A PLAN AND CLASS B AND C PLANS)."

        Class A, Class B and Class C shares are subject to annual fees for distribution and shareholder services.

        The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

        DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets for costs and expenses incurred in connection with the distribution of, and shareholder servicing with respect to, Class A shares.

        The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Trustees for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Trustees and of the Trustees who are not "interested persons" of the Company (as defined in the 1940 Act) and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Trustees and by the Trustees who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Trustees at a meeting held on January 31, 1997, and its applicability to the Fund was approved on April 24, 1997. The Class A Plan is terminable, as to the Fund's class of shares, at any time by vote of a majority of the Trustees who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

        DISTRIBUTION AND SERVICE PLANS -- CLASS B AND CLASS C SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Trustees has adopted a Service Plan (the "Service Plan") under the Rule for Class B and Class C shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation for the provision of certain services to the holders of Class B and Class C shares. The Company's Board of Trustees has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares (the "Distribution Plan"). The Company's Board of Trustees believes that there is a reasonable likelihood that the Distribution and Service Plans (the "Plans") will benefit the Fund and the holders of Class B and Class C shares.

        A quarterly report of the amounts expended under each Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, each Plan provides that it may not be amended to increase materially the cost which holders of Class B or Class C shares may bear pursuant to the Plan without the approval of the holders of such Classes and that other material amendments of the Plan must be approved by the Board of Trustees and by the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Trustees cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was so approved by the Trustees at a meeting held on January 31, 1997, and the applicability of each Plan to the Fund was approved on April 24, 1997. Each Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons and have no direct or indirect financial interest in the operation of the Plan or in any agreements entered into in connection with the Plan or by vote of the holders of a majority of Class B and Class C shares.

                              REDEMPTION OF SHARES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM SHARES."

        CHECK REDEMPTION PRIVILEGE - CLASS A. An investor may indicate on the Account Application, Shareholder Services Form or by later written request that the Fund provide Redemption Checks ("Checks") drawn on the investor's Fund account. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application, Shareholder Services Form or later written request must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full and fractional Class A shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

        If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

        TELETRANSFER PRIVILEGE. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a TELETRANSFER transaction will be effected through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Shares-- TELETRANSFER Privilege."

        SHARE CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

        REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities (which may include non-marketable securities) or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

        SUSPENSION OF REDEMPTION. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed
(other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES."

        FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

        A. Exchanges into shares of funds that are offered without a sales load will be made without a sales load.

        B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

        D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

        E. Shares of funds subject to a contingent deferred sales charge ("CDSC") that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

        To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number.

        Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

        To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic exchange instructions (including over the Dreyfus Touch(R) Automated Telephone System) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

        To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. For Dreyfus-sponsored Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among shares of the same Class of the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

        AUTO-EXCHANGE PRIVILEGE. The Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of the Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one fund an such investor's Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if his account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

        Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

        AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan. Class C shares and, unless certain conditions described in the Prospectus are satisfied, Class B shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC.

        DIVIDEND SWEEP. Dividend Sweep allows investors to invest automatically dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder. Shares of the same Class of other funds purchased pursuant to this Privilege will be purchased on the basis of relative net asset value per share as follows:

        A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

        B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

        D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

        CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available.

        Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

        The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

        SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

        The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $2,500 with no minimum for subsequent purchases. The minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is ordinarily $750, with no minimum for subsequent purchases.
Individuals who open an IRA also may open a non-working spousal IRA with a minimum investment of $250.

        Each investor should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."

        VALUATION OF PORTFOLIO SECURITIES. Substantially all of the Fund's fixed-income investments (excluding short-term investments) are valued each business day by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

        Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by the Service, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

        NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the NYSE is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

        THE FOLLOWING INFORMATION  SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION
WITH  THE  SECTION  IN  THE  FUND'S  PROSPECTUS   ENTITLED   "DIVIDENDS,   OTHER
DISTRIBUTIONS AND TAXES."

        The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

        GENERAL. To qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund -which is treated as a separate corporation for federal tax purposes--(1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income
Requirement"), (3) must derive less than 30% of its annual gross income from gain on the sale or disposition of any of the following that are held for less than three months -- (i) securities, (ii) non-foreign-currency options and futures and (iii) foreign currencies (or foreign currency options, futures and forward contracts) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation") -- and (4) must meet certain asset diversification and other requirements.

        Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the net asset value of the shares below the cost of his investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder sells shares of the Fund held for six months or less and has received a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

        Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

        A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

        Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

        FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

        FOREIGN CURRENCY, FUTURES, FORWARDS AND HEDGING TRANSACTIONS. Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

        If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not so qualify, it may be forced to defer the closing out of certain options, futures and forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

        Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gain or loss from the disposition of foreign currencies and certain foreign currency denominated securities (including debt instruments, certain financial forward, futures and option contracts and preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions that would otherwise be treated as capital gain" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

        Under Section 1256 of the Code, any gain or loss realized by the Fund from certain futures, forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

        Offsetting positions held by the Fund involving certain contracts or options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which in certain circumstances override or modify Sections 1256 and 988. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain forward contracts or options transactions, such straddles would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

        PASSIVE FOREIGN INVESTMENT COMPANIES. If the Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code.

        STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

        FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

        FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. If the income from the Fund is not effectively connected with U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate).

        Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain the excess of long-term capital gain over short-term capital loss), generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

        FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of the Fund's shares is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

        FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                             PORTFOLIO TRANSACTIONS

        Dreyfus assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Dreyfus and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement the research facilities of Dreyfus with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by Dreyfus and the fees payable to Dreyfus are not reduced as a consequence of the receipt of such supplemental information. Such information may be useful to Dreyfus in serving both the Fund and other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Dreyfus in carrying out its obligations to the Fund.

        Sales of Fund  shares by a broker may be taken into  consideration,  and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by Dreyfus being engaged simultaneously in the purchase or sale of the same security. Certain of the Fund's transactions in securities of foreign issuers may not benefit from the negotiated commission rates available to the Fund for transactions in securities of domestic issuers. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Foreign exchange transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

        Portfolio turnover may vary from year to year as well as within a year. It is anticipated that in any fiscal year the turnover rate of the Fund may approach 200%. In periods in which extraordinary market conditions prevail, Dreyfus will not be deterred from changing the Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Dreyfus based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


                             PERFORMANCE INFORMATION

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PERFORMANCE INFORMATION."

        The Fund has not commenced operations as of the date of the Prospectus. Accordingly, no financial or performance information is included at this time for the Fund.

        From time to time, advertising materials for the Fund may include (i) biographical information relating to its portfolio manager, including honors or awards received, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then-current Fund shareholders; (iv) Lipper or Morningstar ratings and related analysis supporting the ratings; and (v) discussions of the risk and reward potential of the high yield securities markets and its comparative performance in the overall securities markets.

        From time to time, the Company may compare the Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government), bonds, stocks, and FDIC-insured bank money market accounts.

                           INFORMATION ABOUT THE FUND

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "GENERAL INFORMATION."

        Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is currently one of three portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Agreement and Declaration of Trust provides for indemnification from Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Dreyfus believes is remote. Upon payment of any liability incurred by the Fund, the shareholder of that Fund paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

        The Fund will send annual and semi-annual financial statements to all its shareholders.


           TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

        Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

        Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

        Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this SAI.

        KPMG Peat Marwick LLP was appointed by the Trustees to serve as the Fund's independent auditors for the year ending December 31, 1997, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.



                                FINANCIAL REPORT




DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                MAY 30, 1997


                                                                  VALUE

ASSETS                     Cash                                   $  10,500,000
                                                                  =============

NET ASSETS                 Represented by paid-in capital         $  10,500,000
                                                                  =============


                                          NET ASSET VALUE PER SHARE

                                      CLASS A     CLASS B    CLASS C    CLASS R

Net Assets                         $9,000,000    $500,000   $500,000   $500,000

Shares Outstanding                    720,000      40,000     40,000     40,000

NET ASSET VALUE PER SHARE              $12.50      $12.50     $12.50     $12.50
                                       ======      ======     ======     ======

      NOTES TO FINANCIAL STATEMENTS

            Dreyfus Premier Limited Term High Income Fund (the "Fund") is a separate, diversified portfolio of The Dreyfus/Laurel Funds Trust, an open-end management investment company (the "Company"), known as a mutual fund. The Fund's investment objective is to provide high current income. The Dreyfus Corporation ("Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

            Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Trustees and Shareholder
The Dreyfus/Laurel Funds Trust:


We have audited the accompanying statement of assets and liabilities of Dreyfus Premier Limited Term High Income Fund of the Dreyfus/Laurel Funds Trust as of May 30, 1997 (in organization). This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit of a statement of assets and liabilities includes examining, on a test basis, evidence supporting the amounts and disclosures in that statement of assets and liabilities. An audit of a statement of assets and liabilities also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Dreyfus Premier Limited Term High Income Fund of The Dreyfus/Laurel Funds Trust as of May 30, 1997, in conformity with generally accepted accounting principles.




                                                /s/ KPMG Peat Marwick LLP
                                                ----------------------------
                                                    KPMG Peat Marwick LLP


New York, New York
May 30, 1997

                          INDEPENDENT AUDITORS' CONSENT
                          -----------------------------



To the Shareholder and Board of Trustees
The Dreyfus/Laurel Funds Trust


We consent to the use of our report dated May 30, 1997 with respect to Dreyfus Premier Limited Term High Income Fund of The Dreyfus/Laurel Funds Trust included in the Statement of Additional Information and to the reference to our firm under the heading "Transfer and Dividend Disbursing Agent, Custodian, Counsel and Independent Auditors" in the Statement of Additional Information.




                                          /s/ KPMG PEAT MARWICK LLP
                                          ----------------------------

                                              KPMG Peat Marwick LLP



New York, New York
May 30, 1997

                                    APPENDIX

        Description of S&P, Moody's, Fitch and Duff ratings:

S&P

BOND RATINGS
------------

                                       AAA

        Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

        Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A


        Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

        Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                                       BB

        Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                        B

        Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                                       CCC

        Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                       CC

        The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

                                        C

        The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

                                        D

        Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

        An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                                       A-1

        This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

                                       A-2

        Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                        B

        Issues carrying this designation are regarded as having only speculative capacity for timely payment.

                                        C

        This designation is assigned to short-term obligations with doubtful capacity for payment.

                                        D

        Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's

BOND RATINGS
------------

                                       Aaa

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

        Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

        Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

        Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

        Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

        Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

        Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING
-----------------------

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

        Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch

BOND RATINGS
------------

        The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

        Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

        Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

        Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

        Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

        Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                        B

        Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                       CCC

        Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

        Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                        C

        Bonds rated C are in imminent default in payment of interest or principal.

                                 DDD, DD and D

        Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.

        Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

SHORT-TERM RATINGS
------------------

        Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

        EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

        VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

        GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                       F-3

        FAIR CREDIT QUALITY. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

                                       F-S

        WEAK CREDIT QUALITY. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                                        D

        DEFAULT. Issues assigned this rating are in actual or imminent payment default.

Duff

BOND RATINGS
------------

                                       AAA

        Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

        Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

        Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

        Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

                                       BB

        Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                                        B

        Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                       CCC

        Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

                                       DD

        Defaulted  debt  obligations.   Issuer  has  failed  to  meet  scheduled
principal and/or interest payments.

        Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING
-----------------------

        The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. Paper rated Duff 3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Paper rated Duff 4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Paper rated Duff 5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

                          THE DREYFUS/LAUREL FUNDS TRUST
                         (formerly The Laurel Funds Trust)

                                      PART C
                                 OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      (a)  Financial Statements:

                 To be filed by amendment if required.

      (b)  Exhibits:

           1(a) Second Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 87.

           1(b) Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

           1(c) Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 90.

           1(d) Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust. Incorporated by
                    reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

           1(e) Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration. Incorporated by reference to Post-Effective Amendment No. 93.

           1(f) Amendment No. 5 to Registrant's Second Amended and Restated Agreement and Declaration filed herewith.

           1(g) Amendment No. 6 to Registrant's Second Amended and Restated Agreement and Declaration filed herewith.

           2 Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 75.

           3        Not Applicable.

           4        Specimen security.  To be filed by Amendment.

           5(a) Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, is incorporated by reference to Post-Effective Amendment No. 90. Amended Exhibit A thereto is incorporated by reference to Post-Effective Amendment No. 102.

           5(b) Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4,
                    1994). Incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

           6 Distribution Agreement between the Registrant and Premier Mutual Fund Services, Inc., dated as of October 17, 1994, is incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994. Amended Exhibit A thereto is incorporated by reference to Post-Effective Amendment No. 102.

           7        Not Applicable.

           8 Custody Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994, as amended November 1, 1995, is incorporated by reference to Post-Effective Amendment No. 102.

           9 Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc., dated November 21, 1995, is incorporated by reference to Post-Effective Amendment No. 102.

           10 Opinion of counsel is incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 93 filed on December 13, 1994. Updating opinion and consent of counsel is filed herewith.

           11       Not Applicable.

           12       Not Applicable.

           13       Not Applicable.

           14       Not Applicable.

           15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares) is incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994. Amended Exhibit A thereto is incorporated by reference to Post-Effective Amendment No. 102.

           15(b) Form of Service Plan (relating to Class B Shares and Class C Shares) is incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994. Amended Exhibit A thereto is incorporated by reference to Post-Effective Amendment No. 102.

           15(c) Form of Distribution Plan (relating to Class B Shares and Class C Shares of Dreyfus Premier Managed Income Fund) is incorporated by reference to Post-Effective Amendment No. 93 filed on December 13, 1994.

           15(d) Form of Distribution Plan (relating to Class B Shares and Class C Shares of Dreyfus Premier Limited Term High Income
                    Fund) is filed herewith.

           16 Performance Information is incorporated by reference to Post-Effective Amendment No. 76.

           18 Registrant's Rule 18f-3 Plans, as revised are incorporated by reference to Post-Effective Amendment No. 100. Amended Rule 18f-3 Plan (relating to Dreyfus Premier Limited Term High Income Fund) is filed herewith.


      Other Exhibits
      --------------

           (a) Powers of attorney of the Trustees and Officers dated April 5, 1995 are incorporated by reference to Post-Effective Amendment No. 94.

Item 25.  Persons Controlled By or Under Common Control with Registrant
-------   -------------------------------------------------------------

          Not Applicable.

Item 26.  Number of Holders of Securities
-------   -------------------------------

          Set forth below are the number of recordholders of securities of each series of the Registrant as of March 31, 1997:

                                           Number of Record Holders
                                      ---------------------------------
                                      Investor   Class R  Institutional
Title of Class                        Shares     Shares      Shares
--------------                        -------    -------  -------------

Dreyfus Core Value Fund               19,114      64        1,712

                                      Class A    Class B    Class C    Class R
                                      -------    -------    -------    -------

Dreyfus Premier Managed Income Fund    4,516     256           11         63


Item 27.  Indemnification
-------   ---------------

           Under a provision of the Registrant's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust"), any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him/her in connection with any action, suit or proceeding to which he/she may be a party or otherwise involved by reason of his/her being or having been a Trustee or officer of the Registrant.

         This provision does not authorize indemnification against any liability to the Registrant or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his/her duties. Moreover, this provision does not authorize indemnification where such Trustee or officer is finally adjudicated not to have acted in good faith in the reasonable belief that his/her actions were in or not opposed to the best interests of the Registrant. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Trustee or officer to repay such expenses to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust.

Item 28.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

          Investment Adviser -- The Dreyfus Corporation

         The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

             OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
with Dreyfus                Other Businesses
-----------------           ----------------

MANDELL L. BERMAN           Real estate consultant and private
Director                    investor
                                 29100 Northwestern Highway, Suite 370
                                 Southfield, Michigan 48034;
                             Past Chairman of the Board of Trustees:
                                 Skillman Foundation;
                            Member of The Board of Vintners Intl.

BURTON C. BORGELT           Chairman Emeritus of the Board and
Director                    Past Chairman, Chief Executive Officer and
                                    Director:
                                 Dentsply International, Inc.
                                 570 West College Avenue
                                 York, Pennsylvania 17405;
                            Director:
                                 DeVlieg-Bullard, Inc.
                                 1 Gorham Island
                                 Westport, Connecticut 06880
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***

FRANK V. CAHOUET            Chairman of the Board, President and
Director                    Chief Executive Officer:
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***;
                                    Director:
                                 Avery Dennison Corporation
                                 150 North Orange Grove Boulevard
                                 Pasadena, California 91103;
                                 Saint-Gobain Corporation
                                 750 East Swedesford Road
                                 Valley Forge, Pennsylvania 19482;
                                 Teledyne, Inc.
                                 1901 Avenue of the Stars
                                 Los Angeles, California 90067

W. KEITH SMITH              Chairman and Chief Executive Officer:
Chairman of the Board            The Boston Company****;
                            Vice Chairman of the Board:
                                 Mellon Bank Corporation***;
                                 Mellon Bank, N.A.***;
                                    Director:
                                 Dentsply International, Inc.
                                 570 West College Avenue
                                 York, Pennsylvania 17405

CHRISTOPHER M. CONDRON      Vice Chairman:
President, Chief                 Mellon Bank Corporation***;
Executive Officer,               The Boston Company****;
Chief Operating             Deputy Director:
Officer and a                    Mellon Trust***;
Director                    Chief Executive Officer:
                                 The Boston Company Asset Management,
                                    Inc.****;
                                   President:
                                 Boston Safe Deposit and Trust
                                 Company****

STEPHEN E. CANTER           Director:
Vice Chairman and                The Dreyfus Trust Company++;
Chief Investment Officer,   Formerly, Chairman and Chief Executive
and a Director              Officer:
                                Kleinwort Benson Investment Management
                                Americas Inc.*

LAWRENCE S. KASH            Chairman, President and Chief Executive
Vice Chairman-Distribution  Officer:
and a Director                   The Boston Company Advisors, Inc.
                                 53 State Street
                                 Exchange Place
                                 Boston, Massachusetts 02109;
                            Executive Vice President and Director:
                                 Dreyfus Service Organization, Inc.**;
                            Director:
                                 Dreyfus America Fund+++;
                                 The Dreyfus Consumer Credit Corporation*;
                                 The Dreyfus Trust Company++;
                                 Dreyfus Service Corporation*;
                                 World Balanced Fund++++;
                            President:
                                 The Boston Company****;
                                 Laurel Capital Advisors***;
                                 Boston Group Holdings, Inc.;
                            Executive Vice President:
                                 Mellon Bank, N.A.***;
                                 Boston Safe Deposit and Trust Company****

WILLIAM T. SANDALLS, JR.    Director:
Senior Vice President and        Dreyfus Partnership Management, Inc.*;
Chief Financial Officer          Seven Six Seven Agency, Inc.*;
                            President and Director:
                                 Lion Management, Inc.*;
                            Executive Vice President and Director:
                                 Dreyfus Service Organization, Inc.*;
                            Vice President, Chief Financial Officer
                            and Director:
                                 Dreyfus Acquisition Corporation*;
                                 Dreyfus America Fund+++;
                                 World Balanced Fund++++;
                            Vice President and Director:
                                 The Dreyfus Consumer Credit Corporation*;
                                 The Truepenny Corporation*;
                            Treasurer, Financial Officer and Director:
                                 The Dreyfus Trust Company++;
                            Treasurer and Director:
                                 Dreyfus Management, Inc.*;
                                 Dreyfus Personal Management, Inc.*;
                                 Dreyfus Service Corporation*;
                                 Major Trading Corporation*;
                            Formerly, President and Director:
                                 Sandalls & Co., Inc.

MARK N. JACOBS              Vice President, Secretary and Director:
Vice President,                  Lion Management, Inc.*;
General Counsel             Secretary:
and Secretary                    The Dreyfus Consumer Credit Corporation*;
                                 Dreyfus Management, Inc.*;
                            Assistant Secretary:
                                 Dreyfus Service Organization, Inc.**;
                                 Major Trading Corporation*;
                                 The Truepenny Corporation*

PATRICE M. KOZLOWSKI        None
Vice President-
Corporate Communications

MARY BETH LEIBIG            None
Vice President-
Human Resources

JEFFREY N. NACHMAN          President and Director:
Vice President-Mutual Fund       Dreyfus Transfer, Inc.
Accounting                       One American Express Plaza
                                 Providence, Rhode Island 02903

ANDREW S. WASSER            Vice President:
Vice President-Information       Mellon Bank Corporation***
Services

ELVIRA OSLAPAS              Assistant Secretary:
Assistant Secretary              Dreyfus Service Corporation*;
                                 Dreyfus Management, Inc.*;
                                 Dreyfus Acquisition Corporation, Inc.*;
                           The Truepenny Corporation+

--------------------------------------

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
***     The address of the business so indicated is One Mellon Bank
        Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is 69, Route 'd'Esch, L-1470 Luxembourg.
++++ The address of the business so indicated is 69, Route 'd'Esch, L-2953 Luxembourg.

Item 29.   Principal Underwriters
--------   ----------------------

      (a)  Other   investment   companies  for  which   Registrant's   principal
underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                 1)    Comstock Partners Funds, Inc.
                 2)    Dreyfus A Bonds Plus, Inc.
                 3)    Dreyfus Appreciation Fund, Inc.
                 4)    Dreyfus Asset Allocation Fund, Inc.
                 5)    Dreyfus Balanced Fund, Inc.
                 6)    Dreyfus BASIC GNMA Fund
                 7)    Dreyfus BASIC Money Market Fund, Inc.
                 8)    Dreyfus BASIC Municipal Fund, Inc.
                 9)    Dreyfus BASIC U.S. Government Money Market Fund
                10)    Dreyfus California Intermediate Municipal Bond Fund
                11)    Dreyfus California Tax Exempt Bond Fund, Inc.
                12)    Dreyfus California Tax Exempt Money Market Fund
                13)    Dreyfus Cash Management
                14)    Dreyfus Cash Management Plus, Inc.
                15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
                16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
                17)    Dreyfus Florida Intermediate Municipal Bond Fund
                18)    Dreyfus Florida Municipal Money Market Fund
                19)    The Dreyfus Fund Incorporated
                20)    Dreyfus Global Bond Fund, Inc.
                21)    Dreyfus Global Growth Fund
                22)    Dreyfus GNMA Fund, Inc.
                23)    Dreyfus Government Cash Management
                24)    Dreyfus Growth and Income Fund, Inc.
                25)    Dreyfus Growth and Value Funds, Inc.
                26)    Dreyfus Growth Opportunity Fund, Inc.
                27)    Dreyfus Income Funds
                28)    Dreyfus Institutional Money Market Fund
                29)    Dreyfus Institutional Short Term Treasury Fund
                30)    Dreyfus Insured Municipal Bond Fund, Inc.
                31)    Dreyfus Intermediate Municipal Bond Fund, Inc.
                32)    Dreyfus International Funds, Inc.
                33)    Dreyfus Investment Grade Bond Funds, Inc.
                34)    The Dreyfus/Laurel Funds, Inc.
                35)    The Dreyfus/Laurel Tax-Free Municipal Funds
                36)    Dreyfus LifeTime Portfolios, Inc.
                37)    Dreyfus Liquid Assets, Inc.
                38)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
                39)    Dreyfus Massachusetts Municipal Money Market Fund
                40)    Dreyfus Massachusetts Tax Exempt Bond Fund
                41)    Dreyfus MidCap Index Fund
                42)    Dreyfus Money Market Instruments, Inc.
                43)    Dreyfus Municipal Bond Fund, Inc.
                44)    Dreyfus Municipal Cash Management Plus
                45)    Dreyfus Municipal Money Market Fund, Inc.
                46)    Dreyfus New Jersey Intermediate Municipal Bond Fund
                47)    Dreyfus New Jersey Municipal Bond Fund, Inc.
                48)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
                49)    Dreyfus New Leaders Fund, Inc.
                50)    Dreyfus New York Insured Tax Exempt Bond Fund
                51)    Dreyfus New York Municipal Cash Management
                52)    Dreyfus New York Tax Exempt Bond Fund, Inc.
                53)    Dreyfus New York Tax Exempt Intermediate Bond Fund
                54)    Dreyfus New York Tax Exempt Money Market Fund

                55)    Dreyfus 100% U.S. Treasury Intermediate Term Fund
                56)    Dreyfus 100% U.S. Treasury Long Term Fund
                57)    Dreyfus 100% U.S. Treasury Money Market Fund
                58)    Dreyfus 100% U.S. Treasury Short Term Fund
                59)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
                60)    Dreyfus Pennsylvania Municipal Money Market Fund
                61)    Dreyfus Premier California  Municipal Bond Fund
                62)    Dreyfus Premier Equity Funds, Inc.
                63)    Dreyfus Premier Global Investing, Inc.
                64)    Dreyfus  Premier  GNMA Fund
                65)    Dreyfus Premier Growth Fund, Inc.
                66)    Dreyfus Premier Insured Municipal Bond Fund
                67)    Dreyfus  Premier  Municipal Bond Fund
                68)    Dreyfus Premier New York Municipal Bond Fund
                69)    Dreyfus  Premier State Municipal Bond Fund
                70)    Dreyfus  Premier Value Fund
                71)    Dreyfus S&P 500 Index Fund
                72)    Dreyfus  Short-Intermediate Government Fund
                73)    Dreyfus Short-Intermediate Municipal Bond Fund
                74)    The Dreyfus Socially Responsible Growth Fund, Inc.
                75)    Dreyfus Stock Index Fund, Inc.
                76)    Dreyfus Tax Exempt Cash Management
                77)    The Dreyfus Third Century Fund, Inc.
                78)    Dreyfus Treasury Cash Management
                79)    Dreyfus Treasury Prime Cash Management
                80)    Dreyfus Variable Investment Fund
                81)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
                82)    General California Municipal Bond Fund, Inc.
                83)    General California Municipal Money Market Fund
                84)    General Government Securities Money Market Fund, Inc.
                85)    General Money Market Fund, Inc.
                86)    General Municipal Bond Fund, Inc.
                87)    General Municipal Money Market Fund, Inc.
                88)    General New York Municipal Bond Fund, Inc.
                89)    General New York Municipal Money Market Fund


                                                                 Positions and
Name and principal         Positions and offices with            offices with
Business Address           The Distributor                       Registrant
------------------         --------------------------            -------------

Marie E. Connolly+         Director, President, Chief            President and
                           Executive Officer and Compliance      Treasurer
                           Officer

Joseph F. Tower, III+      Senior Vice President, Treasurer      Vice President
                           and Chief Financial Officer           and Assistant
                                                                 Treasurer

                                                                 Positions and
Name and principal         Positions and offices with            offices with
Business Address           The Distributor                       Registrant
------------------         --------------------------            -------------

John E. Pelletier+         Senior Vice President, General        Vice President
                           Counsel, Secretary and Clerk          and Secretary

Roy M. Moura+              First Vice President                  None

Dale F. Lampe+             Vice President                        None

Mary A. Nelson+            Vice President                        Vice President
                                                                 and Assistant
                                                                 Treasurer

Paul Prescott+             Vice President                        None

Elizabeth A. Keeley++      Assistant Vice President              Vice President
                                                                 and Assistant
                                                                 Secretary

Jean M. O'Leary+           Assistant Secretary and               None
                           Assistant Clerk

John W. Gomez+             Director                              None

William J. Nutt+           Director                              None


-----------------

+    Principal business address is 60 State Street, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.


Item 30.   Location Of Accounts And Records
-------    --------------------------------

           1. First Data Investor Service Group, Inc., a subsidiary of First Data Corporation
              P.O. Box 9671
              Providence, Rhode Island  02940-9671

           2. The Bank of New York
              90 Washington Street
              New York, New York  10286

           3. Dreyfus Transfer, Inc.
              P.O. Box 9671
              Providence, Rhode Island  02940-9671

           4. The Dreyfus Corporation
              200 Park Avenue
              New York, New York  10166

Item 31.   Management Services
-------    -------------------

           Not applicable

Item 32.   Undertakings
-------    ------------


     (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

          (a)  Not applicable.

          (b) The Registrant undertakes to file a post-effective amendment, if required at such time, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

          (c) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of May 1997.

                                   THE DREYFUS/LAUREL FUNDS TRUST

                                   By:  /s/Marie E. Connolly*
                                   --------------------------------------
                                   Marie E. Connolly, President


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                           Title                   Date
------------------------         ------------------------------  ----------

/s/Marie E. Connolly*            President, Treasurer            05/30/97
---------------------------
Marie E. Connolly

/s/Francis P. Brennan*           Trustee,                        05/30/97
---------------------------      Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*             Trustee                         05/30/97
---------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*          Trustee                         05/30/97
---------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*         Trustee                         05/30/97
---------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*            Trustee                         05/30/97
---------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*          Trustee                         05/30/97
---------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*             Trustee                         05/30/97
---------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*            Trustee                         05/30/97
---------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*           Trustee                         05/30/97
---------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*              Trustee                         05/30/97
---------------------------
Arch S. Jeffery

/s/John Sciullo*                 Trustee                         05/30/97
---------------------------
John Sciullo





*By:  Elizabeth Keeley
      ---------------------------
      Attorney-in-Fact